SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Private Placement

On January 15, 2014, the Company signed a letter of intent to be acquired by Mira III Acquisition Corp., (“Mira III”), a Canadian capital pool company, in a reverse takeover transaction. Upon completion of the transaction, the Company would be a wholly-owned subsidiary of Mira III, but the Company’s business would become Mira III’s operating business and the Company’s directors and officers would become Mira III’s directors and officers. Mira III also would succeed to the Company’s status as a reporting company under the Exchange Act which would permit it to continue to prepare financial statements in accordance with U.S. GAAP. Mira III’s common stock is listed for trading on the TSX Venture Exchange (“Exchange”) under the symbol MRQ.P. Closing of the acquisition by Mira III is contingent upon, among other things, execution of definitive merger agreement, approval by the Company’s shareholders and by the shareholders of Mira III, and the approval by the Toronto Stock Exchange and the TSX Venture Exchange. On March 17, 2014 the private placement was completed and the gross proceeds raised of $22,273 have been placed in escrow until the closing date has been determined. Upon the closing, equity securities issued to the private placement investors would be automatically exchanged for shares of Mira III’s common stock. Also upon the closing of the acquisition, all of the outstanding common stock of the Company would be exchanged for common shares of Mira III and all outstanding senior secured convertible notes of the Company would be converted to common shares of Mira III, as disclosed in Mira III Filing Statement.

In March 2014, the Toronto Stock Exchange (the “TSX”) informed the Company that it would be required to reprice the options issued in January 2014 upon completion of the option exchange described in Note 13, Stock Based Compensation and Employee Benefit Plans, so that the exercise price for such options would be equal to the price per equity security sold in the private placement. The board of directors of the Company determined effective the end of March 2014 that it would reprice these options as required by the TSX and as permitted by the option exchange documents, but would not modify the number of shares issued to employees. The Company will account for the March repricing by considering the event a modification of such options at such time. The Company will be concluding the accounting for all activities associated with the option exchange as well as repricing as part of reporting its results for the three months ended March 31, 2014.

On March 31, 2014 the Company successfully completed its Filing Statement with the Exchange. The Exchange has conditionally accepted the merger subject to Mira III fulfilling all of the requirements of the Exchange on or before June 30, 2014. In addition, the Toronto Stock Exchange has conditionally approved the listing of the Voting Common Shares on the Toronto Stock Exchange subject to Mira III fulfilling all of the requirements of the Toronto Stock Exchange on or before June 26, 2014.

On April 16, 2014, the Company consummated the reverse takeover transaction and the listing of its Voting Common Shares on the TSX under the symbol NPS, and received the escrowed gross proceeds of $22,273. As described in Note 1, the receipt of such proceeds has mitigated the previously reported going concern uncertainty. Also, WPHI’s Senior Secured Convertible Notes, originally due June 30, 2014, were converted into Mira III common shares and have been reported as a long-term liability as of December 31, 2013. On April 16, 2014, each of the 20,000,075 shares of WPHI common stock issued and outstanding were automatically combined, reclassified and changed into 0.6420084 of one fully paid and non-assessable share of common stock resulting in a post-split total of 12,840,187 shares, without any action on the part of the holder thereof. All of the share and per share data in these financial statements have been retroactively adjusted to give effect to this reverse stock split.

Facility Sale and Leaseback

On March 5, 2014, the Company signed a Purchase and Sale Agreement with Malone Properties, Inc., (the “Buyer”) of Montpelier, VT, at a proposed purchase price of $1,300. Upon signing the Lease Agreement (the “Lease”), the Company’s rent expense will be $345 annually plus the cost of certain maintenance, insurance and property taxes. The Company will have the right to terminate the lease at the end of years two, three and four with six months prior notice. The Lease will be signed and executed at the time of closing, which is expected to occur during the second quarter of 2014.

Material Contract

In March 2014, the Company executed an agreement with a Brazilian-based company, WEG Equipamentos Elétricos S.A. (“WEG”) to develop a 3.3 MW turbine platform. This contract is stand-alone in nature and does not alter any terms of previous agreements with WEG. Under this new agreement, the Company will provide certain design, production support and testing services in exchange for $8 million, which is earned over time. WEG will own the resulting turbine design and any newly-developed intellectual property and will have the exclusive right to produce and sell turbines based upon such design in South America, Central America (other than the Caribbean) and sub-Saharan Africa. The Company has the right to license such design or produce turbines based upon this design in all other parts of the world, but must provide WEG with a right of first refusal on such production. The contract also grants WEG the option to potentially acquire rest of world rights to produce and sell turbines based upon the 3.3 MW design. The Company retains the right to develop alternative 3 MW turbine platforms. The Company is currently concluding the appropriate accounting for this contract.

Northern Power Systems S.r.l, an Italian limited liability company was established on January 23, 2014 is a subsidiary of Northern. Northern Power Systems S.r.l. was established to provide installation and maintenance services for the Company’s customers in Italy.